SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Functional Currency

Functional Currency

The accompanying consolidated financial statements are presented in United States dollars. The Company has determined that the functional currency of its foreign subsidiaries is the local currency, which is predominantly the Euro. For financial reporting purposes, the assets and liabilities of such subsidiaries are translated into United States dollars using exchange rates in effect at the balance sheet date. The revenue and expenses of such subsidiaries are translated into United States dollars using average exchange rates in effect during the reporting period. Resulting translation adjustments are presented as a separate category in shareholders' deficit called accumulated other comprehensive loss.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. The most significant estimates and assumptions included in these consolidated financial statements consist of the: (a) calculation of the allowance for doubtful accounts, (b) determination of the fair value of stock options upon the modification of the Company's stock option plans, (c) recognition of contingent liabilities, and (d) calculation of income taxes.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of ICTS International N.V. and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash and cash equivalents.
Restricted Cash

Restricted Cash

Restricted cash as of December 31, 2013 consists of: (a) a $3,500 certificate of deposit that matures in May 2014 and serves as cash collateral for the Company's line of credit arrangement in the United States (see Note 7); (b) $285 held in several bank accounts that serves as cash collateral for outstanding letters of credit, which are released from restriction on various dates from September 2014 to December 2014 (see Note 16) and (c) $3,211 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities.

Restricted cash as of December 31, 2012 consists of: (a) a $3,500 certificate of deposit that matures in May 2013 and serves as cash collateral for the Company's line of credit arrangement in the United States (see Note 7); (b) $285 held in several bank accounts that serves as cash collateral for outstanding letters of credit, which are released from restriction on various dates from September 2013 to December 2013 (see Note 16) and (c) $1,622 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities.

Accounts Receivable

Accounts Receivable

Accounts receivable represent amounts due to the Company for services rendered and are recorded net of an allowance for doubtful accounts. The allowance for doubtful accounts is based on historical collection experience, factors related to a specific customer and current economic trends. The Company writes off accounts receivable against the allowance for doubtful accounts when the balance is determined to be uncollectible. As of December 31, 2013 and 2012, the allowance for doubtful accounts is $57 and $31, respectively.

Investments in Affiliates

Investments in Affiliates

The Company accounts for investments in the equity securities of companies which represent an ownership interest of 20% to 50% and the ability to exercise significant influence, provided that ability does not represent control, using the equity method. The equity method requires the Company to recognize its share of the net income (loss) of its investees in the consolidated statement of operations until the carrying value of the investment is zero.

Property and Equipment

Property and Equipment

Equipment and facilities, internal-use software, and vehicles are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives used in determining depreciation are as follows:

Years
Equipment and facilities	3-20
Internal-use software	7
Vehicles	3-7

Leasehold improvements are amortized using the straight-line method over the shorter of the term of the lease or the estimated useful lives of the assets.

Capitalized Internal-Use Software Costs

Capitalized Internal-Use Software Costs

The Company capitalizes the cost of internal-use software that has a useful life in excess of one year in property and equipment. These costs consist of payments made to third party consultants for the installation and integration of software and related travel costs. Software maintenance and training costs, including related travel costs, are expensed in the period in which they are incurred.

Deferred Financing Costs

Deferred Financing Costs

Deferred financing costs are stated at cost, less accumulated amortization. Amortization is calculated using the straight-line method over the term of the related credit facility. The results achieved using the straight-line method are not materially different than those which would result using the effective interest method. Deferred financing costs are amortized in full as of December 31, 2013.

Goodwill

Goodwill

Goodwill represents the excess purchase price over the fair value of the net tangible and intangible assets of an acquired business. Goodwill is assessed for impairment by reporting unit on an annual basis or when events or changes in circumstances indicate that the carrying value may not be recoverable. The assessment begins with an analysis of qualitative factors as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is determined that goodwill should be reviewed for impairment, then a discounted cash flow analysis is performed to determine whether the goodwill is recoverable. If the carrying value of the goodwill is not recoverable based upon the discounted cash flow analysis, then an impairment charge is recorded for the difference between the carrying value and the fair value of the goodwill. During the years ended December 31, 2013, 2012 and 2011, the Company has not recorded any impairment charges on its goodwill.

Long-Lived Assets

Long-Lived Assets

The Company reviews long-lived assets, other than goodwill, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The Company assesses recoverability by determining whether the net book value of the related asset will be recovered through the projected undiscounted future cash flows of the asset. If the Company determines that the carrying value of the asset may not be recoverable, it measures any impairment based on the fair value of the asset as compared to its carrying value. During the years ended December 31, 2013, 2012, and 2011, the Company did not record any impairment charges on its long-lived assets.

Convertible Debt Instruments

Convertible Debt Instruments

The Company evaluates convertible debt instruments to determine whether the embedded conversion option needs to be bifurcated from the debt instrument and accounted for as a freestanding derivative instrument or considered a beneficial conversion option. An embedded conversion option is considered to be a freestanding derivative when: (a) the economic characteristics and risks of the embedded conversion option are not clearly and closely related to the economic characteristics and risks of the host instrument, (b) the hybrid instrument that embodies both the embedded conversion option and the host instrument is not re-measured at fair value under otherwise applicable US GAAP with changes in fair value reported in earnings as they occur, and (c) a separate instrument with the same terms as the embedded conversion option would be considered a derivative instrument subject to certain requirements (except when the host instrument is deemed to be conventional). When it is determined that an embedded conversion option should not be bifurcated from its host instrument, the embedded conversion option is evaluated to determine whether it contains any intrinsic value which needs to be discounted from the carrying value of the convertible debt instrument. The intrinsic value of an embedded conversion option is considered to be the difference between the fair value of the underlying security on the commitment date of the debt instrument and the effective conversion price embedded in the debt instrument.

Contingent Liabilities

Contingent Liabilities

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the normal course of its business activities. Liabilities for such contingencies are recognized when: (a) information available prior to the issuance of the consolidated financial statements indicates that it is probable that a liability had been incurred at the date of the consolidated financial statements and (b) the amount of loss can reasonably be estimated.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss reflects changes in shareholders' deficit that result from transactions and economic events from non-owner sources. The Company's comprehensive loss for the years ended December 31, 2013, 2012 and 2011 consists of its net loss and foreign currency translation adjustments.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation to employees, including stock options, are measured at the fair value of the award on the date of grant based on the estimated number of awards that are ultimately expected to vest. The compensation expense resulting from stock-based compensation to employees is recorded over the vesting period of the award in selling, general and administrative expense on the accompanying consolidated statements of operations and comprehensive loss.

Stock-based compensation issued to non-employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the stock-based compensation, whichever is more readily determinable.

Revenue Recognition

Revenue Recognition

Revenue is recognized as services are rendered based on the terms contained in the Company's contractual arrangements with customers, provided that services have been rendered, the fee is fixed or determinable, and collection of the related receivable is reasonably assured.

Cost of Revenue

Cost of Revenue

Cost of revenue represents primarily payroll and related costs associated with employees who provide services under the terms of the Company's contractual arrangements, insurance and depreciation and amortization.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred. Advertising costs during the years ended December 31, 2013, 2012 and 2011 are $89, $88 and $63, respectively.
Research and Development Costs	Research and Development Costs Research and development costs are expensed as incurred and consist primarily of payroll and related costs.
Value Added Tax

Value Added Tax

Certain of the Company's operations are subject to Value Added Tax ("VAT") applied on the services sold in those respective countries. The Company is required to remit the VAT collected to the tax authorities, but may deduct the VAT paid on certain eligible purchases. The Company records the VAT amount payable or receivable in each respective country on a net basis in the accompanying consolidated balance sheets.

Income Taxes

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. A valuation allowance is established when realization of net deferred tax assets is not considered more likely than not.

Uncertain income tax positions are determined based upon the likelihood of the positions being sustained upon examination by taxing authorities. The benefit of a tax position is recognized in the consolidated financial statements in the period during which management believes it is more likely than not that the position will not be sustained. Income tax positions taken are not offset or aggregated with other positions. Income tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of income tax benefit that is more than 50 percent likely of being realized if challenged by the applicable taxing authority. The portion of the benefits associated with income tax positions taken that exceeds the amount measured is reflected as income taxes payable.

The Company recognizes interest related to uncertain tax positions in interest expense. The Company recognizes penalties related to uncertain tax positions in selling, general and administrative expenses.

Income (Loss) Per Share

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is determined in the same manner as basic income (loss) per share, except that the number of shares is increased to include potentially dilutive securities using the treasury stock method. Because the Company incurred a loss from continuing operations in all periods presented, all potentially dilutive securities were excluded from the computation of diluted income (loss) per share because the effect of including them is anti-dilutive.

The following table summarizes the number of shares of common stock attributable to potentially dilutive securities outstanding for each of the periods which were excluded from the calculation of diluted income (loss) per share:

	Year Ended December 31,
	2013	2012	2011

Stock Options	150,000	210,000	-
Shares Issuable upon Conversion of
Convertible Notes Payable to Related Party	24,379,883	13,393,600	9,926,938
Total	24,529,883	13,603,600	9,926,938

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair values of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other current liabilities, income taxes payable and notes payable - banks approximate their carrying values due to the short-term nature of the instruments. The carrying values of the convertible notes payable to related party, liability to the United States Department of Labor and other liabilities are not readily determinable because: (a) these instruments are not traded and, therefore, no quoted market prices exist upon which to base an estimate of fair value and (b) there were no readily determinable similar instruments on which to base an estimate of fair value.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which are subject to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable.

The Company maintains cash and cash equivalents and restricted cash in accounts with financial institutions in the United States, Europe, Japan and Israel. As of December 31, 2013, accounts at financial institutions located in the United States are insured by the Federal Deposit Insurance Corporation ("FDIC") for up to $250 per institution. As of December 31, 2013, cash and cash equivalents and restricted cash of $3,790 is being held in the United States. Bank accounts located in Europe, Japan and Israel, which hold $6,391 as of December 31, 2013, are uninsured.

The Company renders services to a limited number of airlines and airports through service contracts and provides credit without collateral. Some of these airlines and airports may have difficulties in meeting their financial obligations, which can have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows. To mitigate this risk, the Company regularly reviews the creditworthiness of its customers through its credit evaluation process.

Revenue from two customers represented 52% of total revenue during the year ended December 31, 2013, of which one customer accounted for 42% of total revenue. Accounts receivable from these two customers represented 37% of total accounts receivable as of December 31, 2013.

Revenue from three customers represented 71% and 73% of total revenue during the years ended December 31, 2012 and 2011, respectively, of which one customer accounted for 48% and 49% of total revenue, respectively. Accounts receivable from these three customers represented 53% of total accounts receivable as of December 31, 2012. Prior year figures in this disclosure have been adjusted to reflect the recent customer mergers within the aviation industry.

Risks and Uncertainties

Risks and Uncertainties

The Company is currently engaged in direct operations in numerous countries and is therefore subject to risks associated with international operations (including economic and/or political instability and trade restrictions). Such risks can cause the Company to have significant difficulties in connection with the sale or provision of its services in international markets and have a material impact on the Company's consolidated financial position, results of operations and cash flows.

The Company is subject to changes in interest rates based on Federal Reserve actions and general market conditions. The Company does not utilize derivative instruments to manage its exposure to interest rate risk. The Company believes that a moderate interest rate increase will not have a material impact on the Company's consolidated financial position, results of operations and cash flows.

Furthermore, as a result of its international operations, the Company is subject to market risks associated with foreign currency exchange rate fluctuations. The Company does not utilize derivative instruments to manage its exposure to such market risk. As such, significant foreign currency exchange rate fluctuations can have a material impact on the Company's consolidated financial position, results of operations and cash flows.

Reclassifications

Reclassifications

Certain amounts, related primarily to discontinued operations in the prior year balance sheet, statements of operations and comprehensive loss and statements of cash flows have been reclassified to conform to the current period presentation.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Accounting Standards Update 2013-05

In March 2013, the FASB issued Accounting Standards Update 2013-05, "Foreign Currency Matters (Topic 830) Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity" ("ASU 2013-05"). When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to apply the guidance in Subtopic 830-30 to release any related cumulative translation adjustment into net income.

Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in Section 830-30-40 still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment. Additionally, the amendments in ASU 2013-05 clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in ASU 2013-05 are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. For nonpublic entities the amendments in ASU 2013-05 are effective prospectively for the first annual period beginning after December 15, 2014, and interim and annual periods thereafter. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity's fiscal year of adoption. ASU 2013-05 is not expected to have a material impact on the Company's financial statements.

Accounting Standards Update 2013-11

In July 2013, the FASB issued Accounting Standards Update 2013-11, "Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists," ("ASU 2013-11") to eliminate the diversity in the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists.

The new provisions require an unrecognized tax benefit, or a portion of an unrecognized tax benefit, to be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date. For example, an entity should not evaluate whether the deferred tax asset expires before the statute of limitations on the tax position or whether the deferred tax asset may be used prior to the unrecognized tax benefit being settled. The amendments in this update do not require new recurring disclosures.

The amendments in this update are effective for fiscal years beginning after December 15, 2013. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. ASU 2013-11 is not expected to have a material impact on the Company's financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standard-setting bodies that do not require adoption until a future date are not applicable to the Company's consolidated financial statements.